Schedule of Investments ─ NYLI Candriam International Equity ETF

January 31, 2026 (unaudited)

	Shares	Value
Common Stocks — 99.4%

Australia — 9.3%
Ampol Ltd.(a)	1,911	$38,610
ANZ Group Holdings Ltd.	48,055	1,235,503
APA Group	20,824	129,252
ASX Ltd.	3,139	125,960
Atlas Arteria Ltd.	15,741	54,806
BlueScope Steel Ltd.	7,110	150,623
Brambles Ltd.	21,900	343,662
CAR Group Ltd.	5,439	105,164
Charter Hall Group	7,550	121,703
Cochlear Ltd.	1,054	198,698
Coles Group Ltd.	20,990	312,913
Commonwealth Bank of Australia	27,242	2,850,443
Computershare Ltd.	8,329	190,859
CSL Ltd.	7,718	980,910
Dexus	17,340	81,631
EBOS Group Ltd.	3,084	47,958
Evolution Mining Ltd.	31,292	322,467
Fortescue Ltd.	25,950	381,765
Goodman Group	32,045	689,862
GPT Group (The)	30,950	114,698
Insurance Australia Group Ltd.	39,201	208,713
Lynas Rare Earths Ltd.*	13,203	137,815
Macquarie Group Ltd.	5,762	856,479
Medibank Pvt Ltd.	46,087	149,162
Mirvac Group	64,058	89,752
National Australia Bank Ltd.	49,580	1,506,382
NEXTDC Ltd.*	10,275	95,879
Northern Star Resources Ltd.	21,605	438,018
PLS Group Ltd.*	50,872	152,889
Pro Medicus Ltd.	393	50,691
QBE Insurance Group Ltd.	24,977	345,403
Ramsay Health Care Ltd.	2,903	73,945
REA Group Ltd.	785	104,349
Reece Ltd.	4,599	47,683
Rio Tinto Ltd.	5,940	630,640
Rio Tinto PLC	17,386	1,607,548
Scentre Group	84,443	241,359
SEEK Ltd.	5,507	80,901
SGH Ltd.	3,089	100,453
Sigma Healthcare Ltd.	72,149	156,181
Sonic Healthcare Ltd.	7,714	124,023
Stockland	39,286	148,342
Suncorp Group Ltd.	17,552	209,033
Technology One Ltd.	4,648	82,023
Telstra Group Ltd.	184,712	631,472
TPG Telecom Ltd.	6,297	17,072
Transurban Group	49,981	488,448
Vicinity Ltd.	63,092	108,730
Wesfarmers Ltd.	18,070	1,055,249
Westpac Banking Corp.	55,082	1,497,974
WiseTech Global Ltd.	2,967	120,555
Woodside Energy Group Ltd.	30,452	541,222
Woolworths Group Ltd.	19,587	424,548
Worley Ltd.	7,735	72,665
Total Australia		21,073,085

Austria — 0.6%
ANDRITZ AG	1,136	98,656
BAWAG Group AG*	1,227	200,564
Erste Group Bank AG	5,009	652,508
EVN AG	569	19,258
Strabag SE, Bearer	270	28,105
Verbund AG(a)	1,056	77,826
Vienna Insurance Group AG Wiener Versicherung Gruppe	621	48,981
voestalpine AG	1,801	85,703
Wienerberger AG	1,687	55,994
Total Austria		1,267,595
	Shares	Value
Common Stocks (continued)

Belgium — 0.6%
Ageas SA	2,982	$212,676
Azelis Group NV	1,764	17,544
Colruyt Group NV	514	19,787
D’ieteren Group(a)	330	75,730
Elia Group SA(a)	667	97,045
Financiere de Tubize SA	303	77,320
Lotus Bakeries NV(a)	7	82,443
Sofina SA	260	76,090
Solvay SA(a)	1,139	33,604
UCB SA	1,901	577,596
Warehouses De Pauw CVA	2,916	82,910
Total Belgium		1,352,745

Chile — 0.1%
Antofagasta PLC	5,418	271,223

China — 0.4%
Alibaba Health Information Technology Ltd.*(a)	80,280	67,022
BYD Electronic International Co., Ltd.(a)	11,976	51,218
China Gas Holdings Ltd.	42,645	42,264
China Mengniu Dairy Co., Ltd.	46,405	96,854
Chow Tai Fook Jewellery Group Ltd.(a)	26,124	48,169
CSPC Pharmaceutical Group Ltd.	127,838	157,144
Fosun International Ltd.	32,070	17,083
Sino Biopharmaceutical Ltd.	159,128	135,295
Wilmar International Ltd.	27,993	74,780
Yangzijiang Shipbuilding Holdings Ltd.	42,136	110,902
Total China		800,731

Denmark — 0.7%
Genmab A/S*	989	318,575
Novonesis Novozymes B, Class B	5,792	355,887
Orsted A/S*	7,436	167,740
Pandora A/S	1,217	98,683
Tryg A/S	5,381	131,242
Vestas Wind Systems A/S	16,345	499,031
Total Denmark		1,571,158

Finland — 1.5%
Elisa OYJ	2,254	99,644
Kesko OYJ, B Shares	4,354	110,536
Kone OYJ, Class B	5,278	380,633
Metso Outotec OYJ(a)	10,327	202,896
Neste OYJ	6,840	175,439
Nokia OYJ	83,844	541,019
Nordea Bank Abp	50,980	989,482
Orion OYJ, Class B	1,743	144,424
Stora Enso OYJ, R Shares(a)	8,845	102,468
UPM-Kymmene OYJ(a)	8,327	231,509
Wartsila OYJ Abp	8,025	326,507
Total Finland		3,304,557

France — 4.5%
Air Liquide SA	8,892	1,670,754
AXA SA	27,722	1,267,406
Bouygues SA	3,201	173,687
Capgemini SE	2,572	401,445
Cie de Saint-Gobain SA	7,098	702,724
Cie Generale des Etablissements Michelin SCA	10,609	395,670
Credit Agricole SA	8,163	177,423
Danone SA	10,172	796,741
Dassault Systemes SE	10,788	298,005
Hermes International SCA	512	1,235,870
Kering SA	1,111	349,129
Legrand SA	4,107	659,598
L’Oreal SA	3,579	1,647,759
Publicis Groupe SA	3,721	372,729

Schedule of Investments ─ NYLI Candriam International Equity ETF (continued)

January 31, 2026 (unaudited)

	Shares	Value
Common Stocks (continued)

France (continued)
Sartorius Stedim Biotech	438	$98,117
Total France		10,247,057

Germany — 7.3%
adidas AG	2,608	462,756
Bayerische Motoren Werke AG	4,503	468,310
Beiersdorf AG	1,535	183,434
Deutsche Boerse AG	2,965	752,379
Deutsche Post AG	15,631	879,939
Deutsche Telekom AG	55,765	1,868,829
E.ON SE	36,120	767,665
Fresenius Medical Care AG	3,324	149,912
Fresenius SE & Co. KGaA	6,570	368,995
Hapag-Lloyd AG	52	7,498
Heidelberg Materials AG	1,030	283,422
Henkel AG & Co. KGaA	1,556	128,929
Infineon Technologies AG	21,058	1,042,403
Knorr-Bremse AG	1,075	125,906
Mercedes-Benz Group AG	11,109	763,745
Merck KGaA	2,044	305,294
SAP SE	16,387	3,325,045
Siemens AG	12,064	3,678,416
Siemens Healthineers AG	4,816	241,608
Symrise AG	2,103	177,781
Talanx AG	995	126,065
Vonovia SE	10,940	320,295
Total Germany		16,428,626

Hong Kong — 2.3%
AIA Group Ltd.	168,706	1,951,751
Cathay Pacific Airways Ltd.	19,120	30,015
Futu Holdings Ltd.*	962	156,392
Hang Lung Properties Ltd.	27,640	33,410
HKT Trust & HKT Ltd.	58,896	88,234
Hong Kong & China Gas Co., Ltd.	172,128	162,437
Hong Kong Exchanges & Clearing Ltd.	19,034	1,053,369
Link REIT	41,664	191,630
MTR Corp., Ltd.(a)	24,736	109,527
Power Assets Holdings Ltd.	21,581	167,598
Prudential PLC	42,037	694,819
Sino Land Co., Ltd.	29,342	44,259
Swire Pacific Ltd., Class A	5,764	55,649
Swire Properties Ltd.	16,698	50,716
Techtronic Industries Co., Ltd.	20,982	286,129
Wharf Real Estate Investment Co., Ltd.	24,346	84,731
Total Hong Kong		5,160,666

Ireland — 0.5%
AIB Group PLC	34,219	384,698
Bank of Ireland Group PLC	15,699	320,207
Kerry Group PLC, Class A	2,297	204,401
Kingspan Group PLC	2,425	212,041
Total Ireland		1,121,347

Israel — 0.9%
Bank Hapoalim BM	21,709	539,985
Bank Leumi Le-Israel BM	24,257	586,567
Check Point Software Technologies Ltd.*	1,368	245,570
ICL Group Ltd.	10,909	59,586
Israel Corp., Ltd.	56	16,823
Nice Ltd.*	1,025	109,817
Nova Ltd.*	487	242,681
Plus500 Ltd.	1,080	62,156
Wix.com Ltd.*	918	79,719
Total Israel		1,942,904

Italy — 2.7%
A2A SpA	25,165	76,072
Banca Mediolanum SpA	3,392	79,738
	Shares	Value
Common Stocks (continued)

Italy (continued)
Banco BPM SpA	18,227	$273,650
BPER Banca SpA	23,516	331,654
Enel SpA	123,434	1,366,822
FinecoBank Banca Fineco SpA	9,977	265,276
Generali(a)	15,047	615,606
Infrastrutture Wireless Italiane SpA	5,460	48,327
Intesa Sanpaolo SpA	240,178	1,704,659
Moncler SpA	3,389	197,596
Nexi SpA(a)	8,449	36,235
Prysmian SpA	4,525	540,741
Snam SpA(a)	32,572	224,669
Terna - Rete Elettrica Nazionale	22,505	244,332
Unipol Gruppo SpA	5,434	121,373
Total Italy		6,126,750

Japan — 26.3%
Advantest Corp.	11,788	1,949,001
Air Water, Inc.	3,261	49,562
Ajinomoto Co., Inc.	13,576	309,786
Alfresa Holdings Corp.	2,868	46,275
Amada Co., Ltd.	5,081	65,201
ANA Holdings, Inc.	7,109	138,484
Asahi Kasei Corp.	20,666	200,886
Asics Corp.	10,014	241,164
Astellas Pharma, Inc.	28,915	401,878
Azbil Corp.	7,476	65,281
Bandai Namco Holdings, Inc.	9,021	234,502
Bridgestone Corp.	17,826	402,720
Brother Industries Ltd.	4,087	83,245
Canon, Inc.	14,762	448,334
Capcom Co., Ltd.	5,380	137,273
Central Japan Railway Co.	15,485	432,347
Chiba Bank Ltd. (The)	10,088	136,285
Chugai Pharmaceutical Co., Ltd.	10,192	581,484
Coca-Cola Bottlers Japan Holdings, Inc.	1,044	23,214
CyberAgent, Inc.	3,307	30,024
Dai Nippon Printing Co., Ltd.	6,779	121,619
Daifuku Co., Ltd.	5,415	194,401
Daiichi Sankyo Co., Ltd.	27,689	509,050
Daiwa House Industry Co., Ltd.	9,336	318,341
Daiwa House REIT Investment Corp.	70	61,169
Daiwa Securities Group, Inc.	21,313	207,728
Denso Corp.	26,966	374,615
Dentsu Group, Inc.*	3,138	60,874
Disco Corp.	1,540	660,784
East Japan Railway Co.	16,173	408,152
Ebara Corp.	7,547	227,790
Eisai Co., Ltd.	4,129	115,390
ENEOS Holdings, Inc.	42,997	361,932
FANUC Corp.	15,345	623,608
Fast Retailing Co., Ltd.	2,755	1,050,136
FUJIFILM Holdings Corp.	18,971	379,641
Fujikura Ltd.	4,152	526,738
Fujitsu Ltd.	29,279	812,926
Fukuoka Financial Group, Inc.	2,933	106,494
GLP J-Reit	74	68,215
GMO Payment Gateway, Inc.	688	39,855
Hakuhodo DY Holdings, Inc.	3,567	26,707
Hamamatsu Photonics K.K.	2,531	28,089
Hankyu Hanshin Holdings, Inc.	3,807	106,515
Haseko Corp.	2,111	43,312
Hikari Tsushin, Inc.	224	61,728
Hirose Electric Co., Ltd.	229	24,621
Hitachi Construction Machinery Co., Ltd.	1,425	46,659
Hitachi Ltd.	70,583	2,452,972
Honda Motor Co., Ltd.	74,281	748,781
Hoya Corp.	5,313	891,011
Hulic Co., Ltd.	8,884	105,910
Ibiden Co., Ltd.	4,064	216,794
Isetan Mitsukoshi Holdings Ltd.(a)	5,172	82,998
Isuzu Motors Ltd.	9,076	146,207

Schedule of Investments ─ NYLI Candriam International Equity ETF (continued)

January 31, 2026 (unaudited)

	Shares	Value
Common Stocks (continued)

Japan (continued)
ITOCHU Corp.	103,405	$1,321,219
J Front Retailing Co., Ltd.	3,945	57,630
Japan Exchange Group, Inc.	16,308	178,346
Japan Metropolitan Fund Invest	114	89,938
Japan Post Bank Co., Ltd.	22,601	401,444
Japan Post Holdings Co., Ltd.	28,363	340,977
Japan Post Insurance Co., Ltd.	2,858	88,467
Japan Real Estate Investment Corp.	111	89,802
JFE Holdings, Inc.	9,368	126,680
Kajima Corp.	7,041	287,555
Kansai Paint Co., Ltd.	2,376	37,990
Kao Corp.	7,248	290,653
Kawasaki Kisen Kaisha Ltd.(a)	5,870	84,819
KDDI Corp.	49,122	830,004
Keio Corp.	1,673	41,830
Keisei Electric Railway Co., Ltd.	7,032	55,660
Kewpie Corp.	820	23,044
Keyence Corp.	2,946	1,077,870
Kikkoman Corp.(a)	11,975	107,943
Kintetsu Group Holdings Co., Ltd.	3,090	64,240
Kobe Bussan Co., Ltd.	2,293	56,559
Koito Manufacturing Co., Ltd.	3,317	51,940
Kokusai Electric Corp.	2,391	99,199
Kubota Corp.	15,068	231,451
Kuraray Co., Ltd.	4,720	50,960
Kurita Water Industries Ltd.	1,821	91,050
Kyocera Corp.	21,551	322,441
Kyowa Kirin Co., Ltd.	3,711	60,250
Kyushu Railway Co.	2,239	57,274
Lasertec Corp.	1,268	299,122
Lixil Corp.	4,487	51,557
Marubeni Corp.	23,933	793,578
Marui Group Co., Ltd.	2,547	49,963
MatsukiyoCocokara & Co.	5,356	86,038
McDonald’s Holdings Co. Japan Ltd.	1,371	59,636
Mebuki Financial Group, Inc.	14,155	106,764
MEIJI Holdings Co., Ltd.	3,990	93,710
MINEBEA MITSUMI, Inc.	5,385	109,438
MISUMI Group, Inc.	4,585	75,852
Mitsubishi Chemical Group Corp.	20,974	138,685
Mitsubishi Estate Co., Ltd.	19,137	488,784
Mitsubishi HC Capital, Inc.	13,534	118,354
Mitsui Chemicals, Inc.	5,804	84,882
Mitsui Fudosan Co., Ltd.	44,123	505,558
Mitsui OSK Lines Ltd.(a)	5,494	172,342
Mizuho Financial Group, Inc.	39,604	1,741,436
MonotaRO Co., Ltd.	3,859	52,321
MS&AD Insurance Group Holdings, Inc.	10,620	270,698
Murata Manufacturing Co., Ltd.	27,047	549,847
NEC Corp.	19,559	660,589
Nexon Co., Ltd.	5,146	122,862
NGK Insulators Ltd.	3,899	93,241
NH Foods Ltd.	1,351	61,025
Nichirei Corp.	3,439	42,625
Nikon Corp.	4,334	54,519
Nintendo Co., Ltd.	17,561	1,144,664
Nippon Building Fund, Inc.	133	123,723
NIPPON EXPRESS HOLDINGS INC	3,653	83,049
Nippon Prologis REIT, Inc.	115	67,318
Nippon Sanso Holdings Corp.	2,987	90,776
Nippon Steel Corp.	80,489	337,014
Nippon Yusen K.K.	6,534	214,835
Nissan Chemical Corp.	2,036	70,256
Nissan Motor Co., Ltd.*	37,593	91,948
Nisshin Seifun Group, Inc.	3,970	50,545
Nissin Foods Holdings Co., Ltd.	1,429	28,995
Niterra Co., Ltd.	2,605	114,005
Nitto Denko Corp.	11,245	249,743
Nomura Holdings, Inc.	48,701	446,094
Nomura Real Estate Holdings, Inc.	8,414	55,962
Nomura Real Estate Master Fund, Inc.	66	71,494
	Shares	Value
Common Stocks (continued)

Japan (continued)
Nomura Research Institute Ltd.	6,539	$199,273
Obayashi Corp.	10,768	243,407
Odakyu Electric Railway Co., Ltd.	5,176	55,599
Oji Holdings Corp.	12,723	75,484
Omron Corp.(a)	2,788	70,793
Ono Pharmaceutical Co., Ltd.	6,513	97,214
Open House Group Co., Ltd.	1,220	71,922
Oriental Land Co., Ltd.	17,147	301,179
ORIX Corp.	18,370	558,983
Otsuka Holdings Co., Ltd.	7,096	425,088
Panasonic Holdings Corp.	36,282	497,919
Persol Holdings Co., Ltd.	29,162	51,118
Rakuten Bank Ltd.*	1,378	65,782
Rakuten Group, Inc.*	23,216	139,212
Recruit Holdings Co., Ltd.	22,928	1,203,921
Renesas Electronics Corp.*	27,014	451,109
Resona Holdings, Inc.	33,955	393,896
Resonac Holdings Corp.	2,854	165,586
Ricoh Co., Ltd.	8,502	75,066
Rohm Co., Ltd.	5,445	95,092
Rohto Pharmaceutical Co., Ltd.	3,173	52,616
Ryohin Keikaku Co., Ltd.	8,434	168,450
Santen Pharmaceutical Co., Ltd.	5,134	57,843
Sanwa Holdings Corp.	2,996	67,976
SCREEN Holdings Co., Ltd.	1,326	168,995
Secom Co., Ltd.	6,809	249,787
Seibu Holdings, Inc.	3,503	92,991
Seiko Epson Corp.	4,325	55,443
Sekisui Chemical Co., Ltd.	5,939	105,220
Sekisui House Ltd.	9,806	218,547
SG Holdings Co., Ltd.	4,262	41,167
Sharp Corp.*	4,498	20,461
Shimadzu Corp.	3,785	102,170
Shimano, Inc.	1,226	140,117
Shimizu Corp.	8,745	155,246
Shin-Etsu Chemical Co., Ltd.	26,718	888,348
Shionogi & Co., Ltd.	12,893	265,282
Shiseido Co., Ltd.	6,077	103,568
SMC Corp.	913	356,003
Sohgo Security Services Co., Ltd.	5,783	44,893
Sojitz Corp.	3,384	123,461
Sompo Holdings, Inc.	14,726	507,477
Sony Group Corp.	95,847	2,146,088
Square Enix Holdings Co., Ltd.	4,224	73,220
Stanley Electric Co., Ltd.	1,800	35,531
Subaru Corp.	9,249	199,478
Sugi Holdings Co., Ltd.	1,666	38,437
Sumitomo Chemical Co., Ltd.	23,035	70,183
Sumitomo Electric Industries Ltd.	12,447	542,549
Sumitomo Forestry Co., Ltd.	7,885	85,592
Sumitomo Heavy Industries Ltd.	1,879	58,662
Sumitomo Metal Mining Co., Ltd.	4,055	246,044
Sumitomo Mitsui Financial Group, Inc.	60,144	2,133,463
Sumitomo Mitsui Trust Group, Inc.	10,410	345,380
Sumitomo Rubber Industries Ltd.	2,957	47,731
Suntory Beverage & Food Ltd.	2,015	63,653
Sysmex Corp.	7,677	73,008
T&D Holdings, Inc.	8,231	202,920
Taisei Corp.	2,721	271,465
TDK Corp.	29,749	382,035
Terumo Corp.	21,343	279,136
TIS, Inc.	3,488	101,705
Tobu Railway Co., Ltd.	3,093	54,678
Toho Co., Ltd.	1,730	88,339
Tokyo Century Corp.	2,669	37,208
Tokyo Electron Ltd.	7,387	1,978,199
Tokyo Metro Co., Ltd.	4,602	49,299
Tokyu Corp.	7,979	90,285
Tokyu Fudosan Holdings Corp.	9,689	89,598
TOPPAN Holdings, Inc.	4,147	128,071
Tosoh Corp.	2,433	39,761

Schedule of Investments ─ NYLI Candriam International Equity ETF (continued)

January 31, 2026 (unaudited)

	Shares	Value
Common Stocks (continued)

Japan (continued)
TOTO Ltd.	2,281	$71,878
Toyota Motor Corp.	171,775	3,901,851
Trend Micro, Inc.	948	37,180
Tsuruha Holdings, Inc.	2,562	40,956
Unicharm Corp.	17,729	107,965
United Urban Investment Corp.	50	57,922
USS Co., Ltd.	5,541	61,315
West Japan Railway Co.	6,927	141,854
Yakult Honsha Co., Ltd.	4,323	69,836
Yamada Holdings Co., Ltd.	10,595	37,233
Yamaha Corp.	5,832	42,286
Yamaha Motor Co., Ltd.(a)	14,045	105,934
Yamato Holdings Co., Ltd.	4,369	57,225
Yaskawa Electric Corp.	3,851	122,700
Yokogawa Electric Corp.	3,665	121,834
Yokohama Financial Group, Inc.	17,294	157,402
Yokohama Rubber Co., Ltd. (The)	2,132	84,169
Zensho Holdings Co., Ltd.	729	39,588
ZOZO, Inc.	6,199	51,277
Total Japan		59,415,617

Luxembourg — 0.1%
CVC Capital Partners PLC(a)	10,300	182,944

Mexico — 0.1%
Fresnillo PLC	3,027	153,774

Netherlands — 6.5%
Adyen NV*	219	326,554
Argenx SE*	977	821,168
ASM International NV	795	671,311
ASML Holding NV	6,185	8,944,403
ING Groep NV	47,312	1,396,992
Koninklijke Ahold Delhaize NV	14,411	565,070
Koninklijke KPN NV	52,209	255,151
Magnum Ice Cream Co. NV (The)*	7,535	134,160
NXP Semiconductors NV	4,080	922,651
Universal Music Group NV	14,933	367,383
Wolters Kluwer NV	3,746	351,525
Total Netherlands		14,756,368

New Zealand — 0.4%
a2 Milk Co., Ltd. (The)	10,748	64,164
Auckland International Airport Ltd.	27,571	137,747
Contact Energy Ltd.	14,407	81,477
Fisher & Paykel Healthcare Corp., Ltd.	9,038	212,707
Infratil Ltd.	14,558	97,564
Mercury NZ Ltd.	10,734	41,097
Meridian Energy Ltd.	21,011	71,803
Spark New Zealand Ltd.	30,434	41,602
Xero Ltd.*	2,570	168,789
Total New Zealand		916,950

Norway — 0.7%
Aker ASA, A Shares	351	32,471
AutoStore Holdings Ltd.*	16,447	19,259
DNB Bank ASA	13,282	382,864
Gjensidige Forsikring ASA	3,014	85,970
Leroy Seafood Group ASA	4,308	21,309
Nordic Semiconductor ASA*	2,887	38,978
Norsk Hydro ASA	20,520	184,527
Orkla ASA	12,164	144,715
Protector Forsikring ASA	893	48,655
Salmar ASA	1,097	65,484
SpareBank 1 SMN	1,652	33,325
SpareBank 1 SOR-Norge ASA	3,343	67,772
Sparebanken Norge	2,317	46,345
Storebrand ASA	6,563	115,206
Telenor ASA	10,090	170,286
	Shares	Value
Common Stocks (continued)

Norway (continued)
TOMRA Systems ASA	3,653	$48,749
Var Energi ASA	14,149	51,398
Vend Marketplaces ASA, Class B	2,817	78,121
Wallenius Wilhelmsen ASA	1,793	20,864
Total Norway		1,656,298

Poland — 0.9%
Allegro.eu SA*	9,361	77,348
Bank Millennium SA*	10,481	50,977
Bank Polska Kasa Opieki SA	2,951	180,914
Budimex SA	213	41,488
CCC SA*	823	27,415
CD Projekt SA	1,184	86,983
Dino Polska SA*	7,995	84,939
InPost SA*(a)	3,879	60,914
KGHM Polska Miedz SA*	2,213	207,824
LPP SA	18	100,018
mBank SA*	213	62,520
ORLEN SA	9,489	289,686
Powszechna Kasa Oszczednosci Bank Polski SA	14,347	375,598
Powszechny Zaklad Ubezpieczen SA	9,386	186,003
Santander Bank Polska SA	644	101,835
Zabka Group SA*	6,725	41,076
Total Poland		1,975,538

Portugal — 0.2%
Banco Comercial Portugues SA, Class R	120,305	130,870
EDP SA	47,664	244,790
Jeronimo Martins SGPS SA	4,431	104,953
Total Portugal		480,613

Singapore — 2.0%
CapitaLand Ascendas REIT	60,517	135,913
CapitaLand Integrated Commercial Trust	95,082	179,075
Capitaland Investment Ltd.	36,473	88,524
City Developments Ltd.	6,281	45,932
DBS Group Holdings Ltd.	32,397	1,511,350
Mapletree Logistics Trust	55,388	58,923
Mapletree Pan Asia Commercial Trust	37,122	42,709
Oversea-Chinese Banking Corp., Ltd.	51,571	862,768
SATS Ltd.	14,120	42,171
Singapore Exchange Ltd.	13,118	182,246
Singapore Telecommunications Ltd.	115,761	418,710
STMicroelectronics NV	10,459	296,569
United Overseas Bank Ltd.	20,399	615,185
UOL Group Ltd.	8,234	70,336
Total Singapore		4,550,411

Spain — 3.1%
ACS Actividades de Construccion y Servicios SA	2,894	325,867
Aena SME SA	11,952	372,958
Amadeus IT Group SA	7,203	485,181
Banco Bilbao Vizcaya Argentaria SA	92,674	2,364,864
CaixaBank SA	56,081	744,228
Cellnex Telecom SA*	9,374	290,170
Iberdrola SA	97,855	2,203,129
Telefonica SA(a)	63,359	257,407
Total Spain		7,043,804

Sweden — 3.5%
AAK AB	2,745	76,902
AddTech AB, B Shares	3,834	125,948
Alfa Laval AB	4,520	264,187
Assa Abloy AB, Class B	15,451	628,181
Atlas Copco AB, A Shares(a)	40,941	849,830
Atlas Copco AB, B Shares	24,309	439,785
Avanza Bank Holding AB	1,983	77,844

Schedule of Investments ─ NYLI Candriam International Equity ETF (continued)

January 31, 2026 (unaudited)

	Shares	Value
Common Stocks (continued)

Sweden (continued)
Axfood AB	1,769	$60,970
Beijer Ref AB	6,350	90,994
Boliden AB*	4,557	322,564
Castellum AB(a)	5,506	68,481
Coffee Stain Group AB, Class B*(a)	1,665	3,487
Embracer Group AB*	1,665	9,155
Epiroc AB, Class A	10,246	289,014
Epiroc AB, Class B	6,208	155,827
EQT AB(a)	8,312	317,372
Essity AB, Class B	9,596	285,314
H & M Hennes & Mauritz AB, B Shares(a)	8,723	175,746
Hexagon AB, B Shares	32,901	373,898
Holmen AB, B Shares(a)	1,200	45,250
Husqvarna AB, B Shares	6,263	32,283
Indutrade AB	4,278	101,003
Investment AB Latour, B Shares	2,140	53,692
Nibe Industrier AB, B Shares(a)	22,956	88,429
Nordnet AB publ	2,283	74,379
Sagax AB, Class B(a)	3,461	76,826
Sagax AB, Class D	1,821	6,984
Sandvik AB	17,062	677,873
Sectra AB, B Shares	1,077	26,790
Securitas AB, B Shares	8,010	133,104
Skanska AB, B Shares	5,391	164,978
SKF AB, B Shares	5,443	143,019
SSAB AB, A Shares	3,547	29,675
SSAB AB, B Shares(a)	9,519	79,165
Svenska Cellulosa AB SCA, Class B(a)	9,627	121,313
Sweco AB, B Shares	2,910	48,488
Swedish Orphan Biovitrum AB*	2,852	108,574
Tele2 AB, B Shares	8,803	162,043
Telia Co. AB	36,080	165,274
Thule Group AB	1,741	41,852
Volvo AB, A Shares	3,015	110,352
Volvo AB, B Shares	23,599	863,744
Volvo Car AB, Class B*(a)	7,379	24,807
Total Sweden		7,995,396

Switzerland — 4.0%
ABB Ltd.	25,706	2,225,261
Chocoladefabriken Lindt & Spruengli AG	16	229,803
DSM-Firmenich AG	4,001	315,099
Galderma Group AG	1,777	332,070
Geberit AG	516	395,083
Givaudan SA	147	570,399
Kuehne + Nagel International AG(a)	843	195,629
Lonza Group AG	1,130	770,405
Partners Group Holding AG	347	473,151
SGS SA	2,574	310,197
Sika AG	2,408	463,744
Straumann Holding AG(a)	1,713	207,104
Swiss Life Holding AG	461	506,708
Swisscom AG	406	334,006
Zurich Insurance Group AG	2,390	1,703,928
Total Switzerland		9,032,587

United Kingdom — 9.6%
Admiral Group PLC	3,737	141,023
Ashtead Group PLC	6,801	437,423
Associated British Foods PLC	4,762	124,485
AstraZeneca PLC	24,319	4,538,559
Autotrader Group PLC	13,588	100,316
Aviva PLC	49,683	433,473
Barratt Redrow PLC	20,701	110,276
BT Group PLC	96,345	252,983
Bunzl PLC	5,251	147,572
Centrica PLC	75,490	197,807
Coca-Cola Europacific Partners PLC	3,312	303,710
Compass Group PLC	27,156	814,982
Convatec Group PLC	25,727	81,199
	Shares	Value
Common Stocks (continued)

United Kingdom (continued)
Croda International PLC	2,070	$77,490
DCC PLC	1,559	99,180
Halma PLC	6,025	293,011
Hikma Pharmaceuticals PLC	2,489	52,224
ICG PLC	4,636	115,466
Informa PLC	20,773	250,851
InterContinental Hotels Group PLC	2,273	306,400
Intertek Group PLC	2,406	147,385
J Sainsbury PLC	27,689	121,740
JD Sports Fashion PLC	18,551	20,818
Kingfisher PLC	27,578	127,723
Land Securities Group PLC	11,628	103,797
Legal & General Group PLC	90,469	329,111
London Stock Exchange Group PLC	7,389	823,535
M&G PLC	38,758	164,557
National Grid PLC	79,664	1,349,542
NatWest Group PLC	125,406	1,144,732
Next PLC	1,779	323,830
Pearson PLC	10,064	132,220
Phoenix Group Holdings PLC	12,049	122,271
Reckitt Benckiser Group PLC*	10,779	901,097
RELX PLC	28,780	1,018,534
Rentokil Initial PLC	40,055	247,729
Rightmove PLC	12,200	82,770
Sage Group PLC (The)	15,663	205,779
Schroders PLC	12,901	79,949
Segro PLC	19,641	204,461
Severn Trent PLC	4,256	171,004
Smith & Nephew PLC	13,547	230,886
Spirax Group PLC	1,167	116,343
SSE PLC	17,678	587,544
Tesco PLC	102,067	595,541
Unilever PLC	33,673	2,282,896
United Utilities Group PLC	10,893	186,401
Vodafone Group PLC	313,198	461,590
Weir Group PLC (The)	2,075	91,858
Whitbread PLC	2,748	102,721
Wise PLC, Class A*	11,053	143,029
WPP PLC	18,675	77,342
Total United Kingdom		21,577,165

United States — 10.6%
Alcon AG	7,784	630,968
AP Moller - Maersk A/S, Class A	44	108,437
AP Moller - Maersk A/S, Class B(a)	73	181,767
CyberArk Software Ltd.*	758	326,569
Experian PLC	14,440	546,506
GSK PLC	65,141	1,677,399
Haleon PLC	141,241	734,376
James Hardie Industries PLC*(a)	9,039	209,788
Monday.com Ltd.*	661	75,850
Nestle SA	41,292	3,937,500
Novartis AG	30,746	4,576,465
Roche Holding AG, Bearer	469	216,822
Roche Holding AG	11,560	5,264,713
Sanofi SA	17,476	1,646,600
Schneider Electric SE	8,756	2,523,946
Stellantis NV	30,676	302,388
Swiss Re AG	4,651	745,622
Tenaris SA	5,349	119,379
Total United States		23,825,095

Total Common Stocks
(Cost $176,583,487)		224,231,004

Preferred Stocks — 0.2%
Germany — 0.2%
Bayerische Motoren Werke AG, 5.76%	868	90,251
Henkel AG & Co. KGaA, 2.75%	2,670	235,560

Schedule of Investments ─ NYLI Candriam International Equity ETF (continued)

January 31, 2026 (unaudited)

	Shares	Value
Preferred Stocks (continued)

Germany (continued)
Sartorius AG, 0.31%	391	$109,684

Total Preferred Stocks
(Cost $419,092)		435,495

Right — 0.0%(b)
Spain — 0.0%(b)
ACS Actividades de Construccion y Servicios SA*(a)
(Cost $1,548)	2,894	1,597

Short-Term Investments — 0.3%

Money Market Funds — 0.3%
Dreyfus Government Cash Management Fund, Institutional Shares, 3.58%(c)(d)	461,307	461,307
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.65%(c)	103,775	103,775

Total Short-Term Investments
(Cost $565,082)		565,082

Total Investments — 99.9% (Cost $177,569,209)		225,233,178
Other Assets and Liabilities, Net — 0.1%		319,630
Net Assets — 100.0%		$225,552,808

		% of
Industry	Value	Net Assets
Financials	$48,983,119	21.7%
Industrials	39,075,423	17.3
Information Technology	30,469,866	13.5
Health Care	30,248,307	13.4
Consumer Discretionary	21,107,423	9.4
Consumer Staples	16,182,705	7.2
Materials	12,869,973	5.7
Communication Services	9,796,317	4.3
Utilities	8,677,575	3.9
Real Estate	5,679,722	2.5
Energy	1,577,666	0.7
Money Market Funds	565,082	0.3
Total Investments	$225,233,178	99.9%
Other Assets and Liabilities, Net	319,630	0.1
Total Net Assets	$225,552,808	100.0%

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $4,272,588; total market value of collateral held by the Fund was $4,582,619. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $4,121,313.
(b)	Less than 0.05%.
(c)	Reflects the 1-day yield at January 31, 2026.
(d)	Represents security purchased with cash collateral received for securities on loan.

Schedule of Investments ─ NYLI Candriam International Equity ETF (continued)

January 31, 2026 (unaudited)

Total Return Swap contracts outstanding at January 31, 2026:
Total Return Benchmark	Counterparty	Floating Rate(e)	Expiration Date	Payment Frequency	Notional Amount Long/(Short)	Value/ Unrealized Appreciation/ (Depreciation)(f)
iShares Core MSCI EAFE ETF	Morgan Stanley	1-Day FEDEF + 0.5%	5/06/2026	Monthly	$802,341	$—

At January 31, 2026, there was no collateral held or posted. The Fund either receives fees from, or pays to the counterparty, the total return of the benchmark and the agreed-upon financing rate.

(e)	Portfolio pays or receives the floating rate and receives or pays the total return of the reference rate entity.
(f)	Reflects the value at reset date of January 31, 2026.

Abbreviations

FEDEF — Federal Funds Effective Rate

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2026. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund’s most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(g)
Common Stocks	$224,231,004	$—	$—	$224,231,004
Preferred Stocks	435,495	—	—	435,495
Right	1,597	—	—	1,597
Short-Term Investments:
Money Market Funds	565,082	—	—	565,082
Total Investments in Securities	225,233,178	—	—	225,233,178
Other Financial Instruments:(h)
Swap Contracts	—	—	—	—
Total Investments in Securities and Other Financial Instruments	$225,233,178	$—	$—	$225,233,178
Liability Valuation Inputs
Other Financial Instruments:(h)
Swap Contracts	$—	$—	$—	$—

(g)	For a complete listing of investments and their countries, see the Schedule of Investments.
(h)	Reflects the unrealized appreciation (depreciation) of the instruments.

For the period ended January 31, 2026, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.